Annual Report

August 31, 1997

INVESCO
VALUE FUNDS

Intermediate Government
 Bond Fund
Total Return Fund
Value Equity Fund

INVESCO FUNDS

MARKET OVERVIEW                                                   September 1997
     U.S. financial markets are highly dependent on investors' perception of the domestic economy. This has been especially true this year. In the early spring, fears of inflation and the potential for an overheating economy caused the Federal Reserve Board to increase short-term interest rates by 25 basis points. This produced a sharp pullback in the stock market. Subsequently, the prevailing view had been of strong and stable economic growth with benign inflation. With this change of attitude, equity markets rallied, and many large-capitalization indexes produced 20% gains within a two-month time period. In fact, the Dow Jones Industrial Average jumped 20% in two months for only the third time in 59 years. Recently, however, renewed concerns over inflation, corporate profits, and a stronger-than-expected economy have again increased day-to-day volatility within the equity markets.(1)
     Why has the economy been so difficult to gauge?
     Conventional wisdom has always held that strong economic growth and benign inflation couldn't coexist. However, for the last seven months, they have. Some analysts are calling the current economic environment a "new paradigm" or a "utopian environment." The Gross Domestic Product (GDP) -- the primary indicator of economic status -- continues to increase at a rapid pace. In the fourth quarter of 1996, the GDP rose at a revised rate of 3.9%; for the first quarter of 1997, 4.9%; and for the second quarter of 1997, 3.3%.
     Meanwhile, the specter of inflation has been nonexistent. Wholesale prices across the economy decreased for the first seven months of 1997, yet the unemployment rate measured 4.9% in August and 4.8% in July -- the lowest levels since 1973.
     Whatever your outlook on the economy, the current environment bodes well for domestic equity markets. Low inflation with strong economic growth may continue to lead to high multiples for corporate stock prices, albeit with likely price volatility. Of course, a significant increase in interest rates could alter the current market conditions and change the investment climate.
     Until a clearer picture of the direction of the economy develops, fixed-incomeinvestors may experience continued day-to-day volatility, although probably to a lesser degree than equity markets.

INVESCO VALUE FUNDS
     The line graphs below illustrate the value of a $10,000 investment in each of the INVESCO Value Funds, plus reinvested dividends and capital gain distributions, for the 10-year period ended 8/31/97. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance.(2)

INTERMEDIATE GOVERNMENT BOND FUND
      For the one-year period ended 8/31/97, INVESCO Intermediate Government Bond Fund had a total return of 6.64%, compared to a total return of 8.05% for the Lehman Intermediate Government Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

                      Intermediate Government Bond Fund
                         Average Annual Total Return
                              as of 8/31/97(2)

                      1 Year                      6.64%
                      ---------------------------------
                      5 Years                     5.65%
                      ---------------------------------
                      10 Years                    7.54%
                      ---------------------------------

Graph: This line graph represents a comparison of the value of a $10,000 investment in INVESCO Intermediate Government Bond Fund to the value of a $10,000 investment in the Lehman Intermediate Government Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended August 31, 1997.

      Due to the shifting interest rate environment over the last year, the fund's investments have been highly influenced by interest rate movements and maturity strategies. However, because of our conservative approach and value-oriented bond selection process, we were able to mitigate much of the volatility that affected the broad fixed-income market. We continue to focus the fund's holdings in obligations of the U.S. government and its agencies which mature in three to five years. Because of this narrow focus, the fund may outperform or underperform during short market cycles.
      Looking forward, we will continue to monitor the policies of the Federal Reserve Board and forward rates. This analysis will dictate our maturity strategy and investment philosophy. Our current evaluation of the Fed and forward rates suggests a more neutral position than our previous expectation of credit tightening.

FUND MANAGEMENT
      Intermediate Government Bond Fund is managed by James O. Baker. Before joining INVESCO, Jim was associated with Willis Investment Counsel., Morgan Keegan, and Drexel Burnham Lambert. A Chartered Financial Analyst, he holds a BA from Mercer University. Ralph H. Jenkins, Jr., assists in managing the fund. He began his investment career in 1969 and is both a Chartered Financial Analyst and Chartered Investment Counselor. He earned his MA at the University of Alabama and a BBC from Auburn University.

TOTAL RETURN FUND
      For the one-year period ended 8/31/97, INVESCO Total Return Fund had a total return of 27.01%, compared to a total return of 40.57% for the S&P 500, and 9.80% for the Lehman Government/Corporate Bond Index. The fund outperformed its peer group for the same period, besting the average fund return of 23.17% for the Lipper Flexible Portfolio objective. (Lipper Analytical Services, Inc., is an independent mutual fund analyst, which tracks fund performance unadjusted for commissions. Of course, past performance is not a guarantee of future results.)(1),(2)

                              Total Return Fund
                         Average Annual Total Return
                              as pf 8/31/97(2)

                         1 Year               27.01%
                         ---------------------------
                         5 Years              15.38%
                         ---------------------------
                         10 Years             13.68%
                         ---------------------------

Graph: This  line  graph  represents  a  comparison  of the  value of a  $10,000 investment in INVESCO Total Return Fund to the value of a $10,000 investment in the Lehman Government/Corporate Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended August 31, 1997.

     Total Return Fund seeks to add value in three ways: through asset allocation, stock selection, and bond strategy. Asset allocation is based on the spread of returns between bonds and stocks. If this relationship is out-of-line with the historical spread of three percent, then the fund's asset mix is adjusted, with 60% stocks and 40% bonds considered a neutral position. Presently, we slightly favor equities, with an approximate allocation of 25% bonds, 64% equities, and 11% in cash and cash equivalents.
      With regards to our equity strategy, over the last year the market has been infatuated with lower-yielding, large-capitalization high-growth companies. Although many of these firms are solid fundamentally, it appears that some may be now overpriced. Thus, we have stayed away from higher growth sectors in favor of more conservative, reasonably valued industry groups such as consumer cyclicals, consumer staples, and capital goods. However, stock selectivity remains the crucial ingredient, as our disciplined, "bottom-up" approach identifies securities that may be undervalued, such as Columbia/HCA Healthcare and British Telecommunications PLC Sponsored ADR. This value-oriented approach also kept the fund away from momentum stocks that were devastated in the minor correction that occurred in the spring.
      Similarly, our bond selection process seeks to identify securities undervalued by the broad market. Within this context, our investment decisions are highly dependent on our analysis of the Federal Reserve Board policy. Earlier this year, our evaluation suggested that the Fed might tighten credit availability. Accordingly, we structured the bond portfolio conservatively. This strategy paid off for the fund, as the Fed raised short-term interest rates in March. Our present reading is more neutral in regards to Fed policy, and the bond portfolio has been adjusted accordingly.

FUND MANAGEMENT
      Total Return Fund is managed by Edward C. Mitchell, chairman of INVESCO Capital Management. He earned his MBA at the University of Colorado and a BA from the University of Virginia. Ed began his investment career in 1969 and is a Chartered Financial Analyst. He is assisted by David S. Griffin, who began his investment career in 1982. A Chartered Financial Analyst, David holds an MBA from the College of William & Mary, and a BA from Ohio Wesleyan University.

VALUE EQUITY FUND
      For the one-year period ended 8/31/97, INVESCO Value Equity Fund achieved a total return of 32.04%, compared to a total return of 40.57% for the S&P 500. (Of course, past performance is not a guarantee of future results.)(1),(2)
     During the last year, the investment community was infatuated with a select few large-capitalization, blue chip stocks. This intense focus on a few names has led to high valuation levels compared to historic norms. Within this environment, we have stayed true to our value-oriented, disciplined investment philosophy. This approach has kept the fund away from high-flying momentum stocks, focusing instead on more conservative, reasonably valued investments. While we have underperformed the broad market indexes in the past 12 months, we feel confident that, over a full market cycle, our investment philosophy should pay off -- as many momentum investors typically suffer a severe loss of capital in down markets.
      With the broad market appearing fully valued in many sectors, stock selectivity continues to drive the fund's performance. Our continuous search for undervalued securities has lead us to companies like Lowe's Cos and Hanson PLC Sponsored ADR. Lowe's is a home improvement retail company with headquarters in the Southeast U.S. They have continued to exhibit strong earnings growth of approximately 20%, while selling at a relatively low price-to-earnings multiple. This company may also benefit from an improving regional economy. Hanson PLC, a paper and forest products company, is in the process of restructuring and is presently selling at 12 times earnings while providing a hefty dividend yield.

Graph: This  line  graph  represents  a  comparison  of the  value of a  $10,000 investment in INVESCO Value Equity Fund tot he value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended August 31, 1997.

      A continuing low interest rate environment bodes well for the economy and potentially the markets -- this may lead to higher multiples for stocks. Stock selectivity remains crucial, and we will continue to underweight momentum-prone sectors such as technology.

FUND MANAGEMENT
     Value Equity Fund is managed by Michael C. Harhai. Mike began his investment career in 1972. Before joining INVESCO, he served as a portfolio manager with Citizens & Southern Investment Advisors and later as head of the equity/balanced group with Sovran Capital Management. He holds an MBA from the University of Central Florida and a BA from the University of South Florida. He is a Chartered Financial Analyst, as is Terrence Irrgang, who assists in managing the fund. Terry is a 13-year veteran of the investment business, and holds an MBA from Temple University, as well as a BA from Gettysburg College.

                              Value Equity Fund
                         Average Annual Total Return
                              as of 8/31/97(2)

                         1 Year               32.04%
                         ---------------------------
                         5 Years              17.60%
                         ---------------------------
                         10 Years             12.74%
                         ---------------------------

(1) The S&P 500 is an unmanaged index of common stocks considered representative of the broad U.S. equity market. The Lehman Government/Corporate Bond Index and Lehman Intermediate Government Bond Index are unmanaged indexes of securities considered to be representative of the overall domestic fixed-income and intermediate-term government bond markets, respectively. The Dow Jones Industrial Average reflects the performance of large-capitalization stocks.

(2) Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

INVESCO Fund Codes
      These two-digit codes appear after your account number on Investment Summaries and confirmations. You may also use them to request information about specific funds on PAL(R), your Personal Account Line.

      Money Market Funds
      44    U.S. Government Money Fund
      25    Cash Reserves
      40    Tax-Free Money Fund
      Tax-Exempt Funds
      36    Tax-Free Intermediate Bond
      35    Tax-Free Long-Term Bond
      Income Funds
      33    Short-Term Bond
      32    U.S. Government Securities
      47    Intermediate Government Bond
      30    Select Income
      31    High Yield
      Growth & Income Fund
      71    Balanced
      70    Multi-Asset Allocation
      48    Total Return
      15    Industrial Income
      46    Value Equity
      Capital Appreciation Funds
      10    Growth
      20    Dynamics
      74    Small Company Value
      60    Small Company Growth
      Sector Funds
      50    Energy
      59    Environmental Services
      57    Financial Services
      51    Gold
      52    Health Sciences
      53    Leisure
      42    Realty
      55    Technology
      58    Utilities
      38    Worldwide Capital Goods
      39    Worldwide Communications

      International Funds
      49    International Growth
      41    Asian Growth
      56    European
      37    European Small Company
      34    Latin American Growth
      54 Pacific Basin

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO Value Trust
TEN LARGEST COMMON STOCK HOLDINGS
August 31, 1997

Description                                                        Value
---------------------------------------------------------------------------
TOTAL RETURN Fund
Compaq Computer                                               $  40,937,500
International Business Machines                                  22,192,500
Morgan Stanley Dean Witter
   Discovery & Co                                                21,836,719
First Chicago NBD                                                21,525,000
Ford Motor                                                       21,500,000
Dow Chemical                                                     19,912,500
SuperValu Inc                                                    19,625,000
Edison International                                             19,300,000
Bristol-Myers Squibb                                             19,000,000
Columbia/HCA Healthcare                                          18,937,500

VALUE EQUITY Fund
Electronic Data Systems                                       $   8,318,750
International Business Machines .                                 8,070,000
Ford Motor                                                        7,955,000
Compaq Computer                                                   7,516,125
Hewlett-Packard Co                                                7,357,500
Columbia/HCA Healthcare                                           7,322,500
Computer Associates International                                 7,205,781
Dover Corp                                                        6,906,250
Unifi Inc                                                         6,715,625
NationsBank Corp                                                  6,612,238

Composition of holdings is subject to change.

INVESCO Value Trust
STATEMENT OF INVESTMENT SECURITIES
August 31, 1997

                                                            Shares or
                                                            Principal
Description                                                    Amount                   Value
---------------------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT BOND Fund
FIXED INCOME SECURITIES 85.29%
US Government Obligations 72.05%
US Treasury Bonds
   9.250%, 2/15/2016                                      $   500,000          $      636,406
                                                                               --------------
US Treasury Notes
   8.750%, 8/15/2000                                      $ 2,000,000               2,140,626
   8.500%, 2/15/2000                                      $ 2,600,000               2,743,000
   8.500%, 11/15/2000                                     $ 2,000,000               2,135,626
   8.000%, 8/15/1999                                      $ 2,000,000               2,073,750
   7.750%, 2/15/2001                                      $ 4,000,000               4,196,252
   7.500%, 11/15/2001                                     $ 1,500,000               1,570,313
   7.250%, 8/15/2004                                      $ 2,000,000               2,101,250
   7.125%, 10/15/1998                                     $ 3,000,000               3,041,250
   7.000%, 4/15/1999                                      $ 3,000,000               3,048,750
   6.375%, 7/15/1999                                      $ 2,000,000               2,015,626
   6.375%, 8/15/2002                                      $ 2,500,000               2,516,407
   6.250%, 2/15/2003                                      $ 1,000,000                 999,688
   6.000%, 10/15/1999                                     $ 3,000,000               3,004,689
                                                                               --------------
   TOTAL US GOVERNMENT
     OBLIGATIONS
     (Cost $31,905,593)                                                            32,223,633
                                                                               --------------
US Government Agency Obligations 13.24%
Federal Home Loan Mortgage, Gold
   Participation Certificates
   8.000%, 10/1/2010                                     $    961,750                 994,882
   6.500%, 7/1/2001                                      $    902,085                 903,672
Federal National Mortgage
   Association, Gtd Mortgage
   Pass-Through Certificates
   6.000%, 5/1/2009                                      $    929,094                 905,588





Government National Mortgage
   Association I, Pass-Through
   Certificates
   7.500%, 3/15/2026                                     $  1,188,637               1,199,940
   7.000%, 10/15/2008                                    $    604,301                 609,734
   6.500%, 10/15/2008                                    $    643,620                 639,758
   6.000%, 11/15/2008                                    $    686,954                 670,413
                                                                               --------------
   TOTAL US GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $5,941,859)                                                                5,923,987
                                                                               --------------
TOTAL FIXED INCOME SECURITIES
   (Cost $37,847,452)                                                              38,147,620
                                                                               --------------
SHORT-TERM INVESTMENTS 14.71%
US Government Obligations 6.37%
US Treasury Notes
   6.000%, 12/31/1997                                    $  2,000,000            $  2,003,126
   5.125%, 3/31/1998                                     $    850,000                 847,875
                                                                               --------------
   TOTAL US GOVERNMENT
     OBLIGATIONS
     (Cost $2,846,176)                                                              2,851,001
                                                                               --------------
US Government Agency Obligations 4.48%
Federal Farm Credit Bank
   6.050%, 5/1/1998
   (Cost $2,000,278)                                     $  2,000,000               2,002,499
                                                                               --------------
Repurchase Agreements 3.86%
Repurchase Agreement with
   State Street Bank & Trust Co
   dated 8/29/1997 due 9/2/1997
   at 5.500%, repurchased at
   $1,725,054 (Collateralized
   by US Treasury Bonds due
   8/15/2019 at 8.125%, value
   $1,768,487) (Cost $1,724,000)                         $  1,724,000               1,724,000
                                                                               --------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $6,570,454)                                                                6,577,500
                                                                               --------------
TOTAL INVESTMENT
   SECURITIES AT VALUE 100.00%
   (Cost $44,417,906)
   (Cost for Income Tax Purposes
   $44,561,784)                                                                  $ 44,725,120
                                                                               ==============






TOTAL RETURN Fund
COMMON STOCKS 64.04%
AEROSPACE & DEFENSE 2.56%
Boeing Co                                                     200,000            $ 10,887,500
Lockheed Martin                                               175,000              18,145,312
Raytheon Co                                                   325,000              17,875,000
                                                                               --------------
                                                                                   46,907,812
                                                                               --------------
AUTO PARTS 1.41%
Genuine Parts                                                 500,000              15,437,500
Snap-On Inc                                                   250,000              10,500,000
                                                                               --------------
                                                                                   25,937,500
                                                                               --------------
AUTOMOBILES 1.17%
Ford Motor                                                    500,000              21,500,000
                                                                               --------------
BANKS 4.08%
First Chicago NBD                                             300,000              21,525,000
First of America Bank                                         337,500              17,381,250
First Union                                                   300,000              14,418,750
NationsBank Corp                                              200,000              11,875,000
Wachovia Corp                                                 154,000               9,586,500
                                                                               --------------
                                                                                   74,786,500
                                                                               --------------
BEVERAGES 0.58%
Anheuser-Busch Cos                                            250,000              10,656,250
                                                                               --------------
BUILDING MATERIALS 0.45%
Sherwin-Williams Co                                           300,000               8,231,250
                                                                               --------------
CHEMICALS 1.85%
Dow Chemical .                                                225,000              19,912,500
Great Lakes Chemical                                          300,000              13,950,000
                                                                               --------------
                                                                                   33,862,500
                                                                               --------------
COMPUTER RELATED 6.18%
Compaq Computer*                                              625,000              40,937,500
Computer Associates International                             250,000              16,718,750
Electronic Data Systems                                       400,000              15,125,000
Hewlett-Packard Co                                            300,000              18,393,750
International Business Machines                               220,000              22,192,500
                                                                               --------------
                                                                                  113,367,500
                                                                               --------------
CONGLOMERATES 0.41%
Textron Inc                                                   120,000               7,477,500
                                                                               --------------





DISTRIBUTION 1.35%
Ikon Office Solutions                                         200,000               5,200,000
SuperValu Inc                                                 500,000              19,625,000
                                                                               --------------
                                                                                   24,825,000
                                                                               --------------
ELECTRIC UTILITIES 4.23%
DTE Energy                                                    600,000              17,775,000
Edison International                                          800,000              19,300,000
Energy Group PLC Sponsored ADR                                100,000               4,043,750
Texas Utilities                                               500,000              17,437,500
Unicom Corp                                                   800,000              18,900,000
                                                                               --------------
                                                                                   77,456,250
                                                                               --------------
ELECTRICAL EQUIPMENT 1.02%
General Electric                                              300,000              18,750,000
                                                                               --------------
FOODS 2.54%
Archer-Daniels-Midland Co                                     787,500              17,029,687
Heinz (H J) Co                                                300,000              12,487,500
Unilever NV New York Shrs                                      85,000              17,106,250
                                                                               --------------
                                                                                   46,623,437
                                                                               --------------
GOLD & PRECIOUS
   METALS MINING 0.75%
Phelps Dodge                                                  170,000              13,674,375
                                                                               --------------
HEALTH CARE DRUGS -
   PHARMACEUTICALS   4.67%
Abbott Laboratories                                           175,000              10,489,062
American Home Products                                        200,000              14,400,000
Bristol-Myers Squibb                                          250,000              19,000,000
Lilly (Eli) & Co                                              150,000              15,693,750
Merck & Co                                                    100,000               9,181,250
Schering-Plough Corp                                          350,000              16,800,000
                                                                               --------------
                                                                                   85,564,062
                                                                               --------------
HEALTH CARE RELATED 1.03%
Columbia/HCA Healthcare                                       600,000              18,937,500
                                                                               --------------
HOUSEHOLD FURNITURE
   & APPLIANCES 0.86%
Whirlpool Corp                                                275,000              15,743,750
                                                                               --------------
INSURANCE 3.23%
American General                                              300,000              14,456,250
Lincoln National                                              150,000              10,040,625
Ohio Casualty                                                 375,000              17,437,500
SAFECO Corp                                                   350,000              17,193,750
                                                                               --------------
                                                                                   59,128,125
                                                                               --------------






INSURANCE BROKERS 0.82%
Marsh & McLennan                                              220,000              15,015,000
                                                                               --------------
INVESTMENT BANK/BROKER FIRM 1.19%
Morgan Stanley Dean Witter
   Discovery & Co                                             453,750              21,836,719
                                                                               --------------
MANUFACTURING 1.89%
Minnesota Mining & Manufacturing                              130,000              11,683,750
National Service Industries                                   265,000              11,726,250
York International                                            250,000              11,218,750
                                                                               --------------
                                                                                   34,628,750
                                                                               --------------
OFFICE EQUIPMENT & SUPPLIES 1.03%
Xerox Corp                                                    250,000              18,875,000
                                                                               --------------
OIL & GAS RELATED 3.48%
Amoco Corp                                                    150,000              14,184,375
Norsk Hydro AS Sponsored ADR                                  350,000              18,790,625
Repsol SA Sponsored ADR                                       450,000              17,718,750
Royal Dutch Petroleum New York
   Registry 1.25 Gldr Shrs                                    260,000              13,195,000
                                                                               --------------
                                                                                   63,888,750
                                                                               --------------
PAPER & FOREST PRODUCTS 1.49%
Hanson PLC Sponsored ADR                                      700,000              16,800,000
Westvaco Corp                                                 310,000              10,501,250
                                                                               --------------
                                                                                   27,301,250
                                                                               --------------
POLLUTION CONTROL 0.76%
Browning-Ferris Industries*                                   400,000              13,975,000
                                                                               --------------
PUBLISHING 1.51%
Dun & Bradstreet                                              500,000              14,000,000
Gannett Co                                                    140,000              13,641,250
                                                                               --------------
                                                                                   27,641,250
                                                                               --------------
RAILROADS 0.82%
Illinois Central Series A                                     450,000              15,103,125
                                                                               --------------
RETAIL 4.08%
CVS Corp                                                      200,000              11,275,000
Dillard's Department Store Class A                            450,000              18,000,000
K mart Corp*                                                  500,000               6,937,500
Penney (J C) Co                                               275,000              16,500,000
Rite Aid                                                      175,000               8,760,938
Tandy Corp*                                                   200,000              13,275,000
                                                                               --------------
                                                                                   74,748,438
                                                                               --------------





SPECIALTY PRINTING 0.81%
Deluxe Corp                                                   450,000              14,821,875
                                                                               --------------
TELECOMMUNICATIONS -
   LONG DISTANCE 0.71%
British Telecommunications PLC
   Sponsored ADR Final Installment                            200,000              12,937,500
                                                                               --------------
TELEPHONE 3.17%
Bell Atlantic                                                 230,400              16,675,200
Southern New England Telecommunications                       300,000              11,475,000
Telefonica de Espana SA Sponsored ADR                         150,000              11,662,500
Telefonos de Mexico SA de
   CV Sponsored ADR
   Representing Ord Series L Shrs                             400,000              18,350,000
                                                                               --------------
                                                                                   58,162,700
                                                                               --------------
TEXTILE - APPAREL
   MANUFACTURING 1.26%
Liz Claiborne                                                 200,000               8,912,500
VF Corp                                                       160,000              14,140,000
                                                                               --------------
                                                                                   23,052,500
                                                                               --------------
TEXTILE - HOME FURNISHINGS 0.24%
Shaw Industries                                               400,000               4,475,000
                                                                               --------------
TOBACCO 1.61%
Fortune Brands                                                250,000               8,593,750
Gallaher Group PLC Sponsored ADR*                             250,000               4,484,375
Philip Morris                                                 375,000              16,359,375
                                                                               --------------
                                                                                   29,437,500
                                                                               --------------
TRUCKERS 0.80%
Caliber System                                                350,000              14,612,500
                                                                               --------------
TOTAL COMMON STOCKS
   (Cost $782,684,142)                                                          1,173,942,168
                                                                               --------------
FIXED INCOME SECURITIES 25.64%
US Government Obligations 18.23%
US Treasury Bonds
   11.250%, 2/15/2015                                   $  12,450,000              18,375,428
   9.375%, 2/15/2006                                    $  17,450,000              20,836,399
   9.250%, 2/15/2016                                    $  20,000,000              25,456,259
   8.125%, 8/15/2019                                    $  10,000,000              11,631,250
   7.250%, 8/15/2022                                    $  20,000,000              21,312,500






US Treasury Notes
   8.750%, 8/15/2000                                    $  25,000,000              26,757,824
   8.000%, 5/15/2001                                    $  19,100,000              20,240,040
   7.875%, 11/15/1999                                   $  17,100,000              17,746,602
   6.500%, 8/15/2005                                    $  28,000,000              28,210,000
   6.375%, 7/15/1999                                    $  25,000,000             25,195,324
   6.375%, 1/15/2000                                    $  15,000,000              15,126,569
   6.375%, 8/15/2002                                    $  22,150,000              22,295,370
   6.250%, 2/15/2003                                    $  22,000,000              21,993,135
   5.750%, 8/15/2003                                    $  17,000,000              16,548,445
   5.500%, 2/28/1999                                    $  25,000,000              24,859,375
US Treasury Security Stripped Interest
   Payment, Generic Tint Payment
   Zero Coupon, 8/15/2003                               $  25,250,000              17,452,040
                                                                               --------------
   TOTAL US GOVERNMENT OBLIGATIONS
     (Cost $329,459,061)                                                          334,036,560
                                                                               --------------
US Government Agency Obligations 4.35%
Federal Home Loan Mortgage, Gold
   Participation Certificates
   8.000%, 10/1/2010                                    $   4,488,166               4,642,783
   8.000%, 5/1/2024                                     $   6,815,600               7,038,061
   7.500%, 12/1/2026                                    $   9,924,310              10,052,134
   6.500%, 7/1/2001                                     $   6,314,593               6,325,706
Federal National Mortgage
   Association, Gtd Mortgage
   Pass-Through Certificates
   8.500%, 3/1/2010                                     $   6,806,904               7,088,505
   8.000%, 7/1/2024                                     $   8,739,718               9,003,307
   7.500%, 8/1/2007                                     $   1,577,152               1,611,014
   6.500%, 5/1/2026                                     $   7,602,103               7,342,262
   6.000%, 5/1/2009                                     $   9,307,457               9,071,977
Government National Mortgage
   Association I, Pass-Through
   Certificates
   7.500%, 3/15/2026                                    $   5,546,970               5,599,721
   7.000%, 10/15/2008                                   $     978,718                 987,516
   7.000%, 12/15/2022                                   $     220,529                 219,365
   7.000%, 12/15/2025                                   $   8,890,133               8,798,030
   6.500%, 10/15/2008                                   $     965,430                 959,638
   6.000%, 11/15/2008                                   $   1,030,432               1,005,619
                                                                               --------------
   TOTAL US GOVERNMENT
     AGENCY OBLIGATIONS
     (Cost $79,097,651)                                                            79,745,638
                                                                               --------------
Corporate Bonds 2.79%
AEROSPACE & DEFENSE 0.08%
Rockwell International, Notes
   6.625%, 6/1/2005                                     $   1,500,000               1,491,964
AUTOMOBILES 0.04%
Ford Motor, Notes
   7.500%, 11/15/1999                                   $     750,000                 767,391
                                                                               --------------





BANKS 0.40%
BankAmerica Corp, Sub Notes
   6.875%, 6/1/2003                                     $   4,000,000               4,018,080
National City, Sub Notes
   7.200%, 5/15/2005                                    $   2,000,000               2,038,146
NationsBank Corp, Sr Notes
   5.375%, 4/15/2000                                    $   1,250,000               1,220,306
                                                                               --------------
                                                                                    7,276,532
                                                                               --------------
BEVERAGES 0.08%
PepsiCo Inc, Deb, 7.750%, 10/1/1998                     $   1,500,000               1,526,952
                                                                               --------------
CONSUMER FINANCE 0.04%
Beneficial Corp, Medium-Term Notes
   5.350%, 10/8/1998                                    $     800,000                 793,845
                                                                               --------------
ELECTRIC UTILITIES 0.25%
Duke Power 1st & Refunding Mortgage
   7.500%, 4/1/1999                                     $   1,000,000               1,018,378
Medium-Term Notes
6.125%, 7/22/2003                                       $   2,900,000               2,810,741
Union Electric, 1st Mortgage
   6.750%, 10/15/1999                                   $     750,000                 756,582
                                                                               --------------
                                                                                    4,585,701
                                                                               --------------
FINANCIAL 0.49%
Associates Corp of North America
   Notes, 6.375%, 10/15/2002                            $   5,000,000               4,946,834
Commercial Credit, Notes
   6.375%, 9/15/2002                                    $   4,000,000               3,943,204
                                                                               --------------
                                                                                    8,890,038
                                                                               --------------
FOODS 0.33%
CPC International, Medium-Term
   Notes, Series D, 6.875%, 10/15/2003                  $   3,000,000               3,028,188
Nabisco Inc, Notes, 8.000%, 1/15/2000                   $   3,000,000               3,098,766
                                                                               --------------
                                                                                    6,126,954
                                                                               --------------
HEALTH CARE DRUGS -
   PHARMACEUTICALS 0.23%
American Home Products, Notes
   7.700%, 2/15/2000                                    $   4,000,000               4,126,060
                                                                               --------------
PUBLISHING 0.19%
Gannett Co, Notes, 5.850%, 5/1/2000                     $   3,500,000               3,456,694
                                                                               --------------






RETAIL 0.55%
May Department Stores, Deb
   6.875%, 11/1/2005                                    $   4,000,000               4,023,387
Wal-Mart Stores, Notes
   8.625%, 4/1/2001                                     $   5,000,000               5,337,234
   5.500%, 3/1/1998                                     $     750,000                 748,531
                                                                               --------------
                                                                                   10,109,152
                                                                               --------------
TELECOMMUNICATIONS -
   LONG DISTANCE 0.11%
BellSouth Telecommunications, Notes
   6.500%, 6/15/2005                                    $   2,000,000               1,980,246
                                                                               --------------
   TOTAL CORPORATE BONDS
     (Cost $50,955,817)                                                            51,131,529
                                                                               --------------
Foreign Corporate Obligations 0.27%
BANKS 0.27%
ABN Amro Bank NV, Global Sub Notes,
   6.625%, 10/31/2001 (Cost $5,001,134)                 $   5,000,000               4,993,574
                                                                               --------------
TOTAL FIXED INCOME SECURITIES
   (Cost $464,513,663)                                                            469,907,301
                                                                               --------------
SHORT-TERM INVESTMENTS 10.32%
US Government Obligations 5.05%
US Treasury Notes
   8.250%, 7/15/1998                                    $  25,000,000              25,523,449
   7.875%, 1/15/1998                                    $  21,750,000              21,933,526
   6.125%, 3/31/1998                                    $  25,000,000              25,078,125
   6.000%, 11/30/1997                                   $  20,000,000              20,025,000
                                                                               --------------
   TOTAL  US GOVERNMENT OBLIGATIONS
   (Cost $92,363,734)                                                              92,560,100
                                                                               --------------
Commercial Paper 1.09%
FINANCIAL 1.09%
Greenwich Funding, 5.600%, 9/2/1997
   (Cost $19,996,856)                                   $  20,000,000              19,996,856
                                                                               --------------
Repurchase Agreements 4.18%
Repurchase Agreement with State
   Street Bank & Trust Co dated
   8/29/1997 due 9/2/1997 at 5.500%,
   repurchased at $76,670,826
   (Collateralized by US Treasury
   Bonds due 8/15/2019 at 8.125%,
   value $78,424,451) (Cost $76,624,000)                $  76,624,000              76,624,000
                                                                               --------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $188,984,590)                                                            189,180,956
                                                                               --------------






TOTAL INVESTMENT
   SECURITIES AT VALUE  100.00%
   (Cost $1,436,182,395)
   (Cost for Income Tax Purposes
   $1,438,652,250)                                                             $1,833,030,425
                                                                               ==============

VALUE EQUITY Fund
COMMON STOCK 100.00%
AEROSPACE & DEFENSE 3.39%
Lockheed Martin                                                56,860          $    5,895,671
Raytheon Co                                                   120,000               6,600,000
                                                                               --------------
                                                                                   12,495,671
                                                                               --------------
AUTO PARTS 1.19%
Genuine Parts                                                 142,500               4,399,687
                                                                               --------------
AUTOMOBILES 2.16%
Ford Motor                                                    185,000               7,955,000
                                                                               --------------
BANKS 5.55%
First Chicago NBD                                              80,000               5,740,000
First Union                                                    60,000               2,883,750
NationsBank Corp                                              111,364               6,612,238
Wachovia Corp                                                  83,700               5,210,325
                                                                               --------------
                                                                                   20,446,313
                                                                               --------------
BEVERAGES 1.47%
PepsiCo Inc                                                   150,000               5,400,000
                                                                               --------------
BUILDING MATERIALS 1.41%
Lowe's Cos                                                    150,000               5,184,375
                                                                               --------------
CHEMICALS 2.82%
Dow Chemical                                                   65,000               5,752,500
Great Lakes Chemical                                          100,000               4,650,000
                                                                               --------------
                                                                                   10,402,500
                                                                               --------------
COMMUNICATIONS - EQUIPMENT
   & MANUFACTURING 0.67%
Motorola Inc                                                   33,500               2,458,062
                                                                               --------------
COMPUTER RELATED 10.44%
Compaq Computer*                                              114,750               7,516,125
Computer Associates International                             107,750               7,205,781
Electronic Data Systems                                       220,000               8,318,750
Hewlett-Packard Co                                            120,000               7,357,500
International Business Machines                                80,000               8,070,000
                                                                               --------------
                                                                                   38,468,156
                                                                               --------------





CONGLOMERATES 1.42%
Textron Inc                                                    84,000               5,234,250
                                                                               --------------
DISTRIBUTION 2.41%
Ikon Office Solutions                                         160,000               4,160,000
Supervalu Inc                                                 120,000               4,710,000
                                                                               --------------
                                                                                    8,870,000
                                                                               --------------
ELECTRIC UTILITIES 3.88%
DTE Energy                                                    137,000               4,058,625
Entergy Corp                                                  150,000               3,721,875
Southern Co                                                   135,000               2,843,437
Unicom Corp                                                   155,000               3,661,875
                                                                               --------------
                                                                                   14,285,812
                                                                               --------------
ELECTRICAL EQUIPMENT 1.26%
General Electric                                               74,200               4,637,500
                                                                               --------------
ELECTRONICS - SEMICONDUCTOR 0.50%
Intel Corp                                                     20,000               1,842,500
                                                                               --------------
FINANCIAL 1.63%
Federal National Mortgage
   Association                                                136,500               6,006,000
                                                                               --------------
FOODS 1.72%
Archer-Daniels-Midland Co                                     194,250               4,200,656
Tyson Foods Class A                                           100,000               2,125,000
                                                                               --------------
                                                                                    6,325,656
                                                                               --------------
FOOTWEAR 1.16%
NIKE Inc Class B                                               80,000               4,270,000
                                                                               --------------
GOLD & PRECIOUS METALS MINING 0.68%
Phelps Dodge                                                   31,000               2,493,563
                                                                               --------------
HEALTH CARE DRUGS -
   PHARMACEUTICALS 8.85%
Abbott Laboratories                                            47,000               2,817,062
Allergan Inc                                                  130,000               4,208,750
American Home Products                                         52,000               3,744,000
Astra AB Sponsored ADR
   Representing Series A Shrs                                 200,000               3,200,000
Bristol-Myers Squibb                                           60,000               4,560,000
Lilly (Eli) & Co                                               15,000               1,569,375
Merck & Co                                                     37,000               3,397,062
Schering-Plough Corp                                           84,000               4,032,000
Warner-Lambert Co                                              40,000               5,082,500
                                                                               --------------
                                                                                   32,610,749
                                                                               --------------





HEALTH CARE RELATED 3.72%
Biomet Inc                                                    307,100               6,372,325
Columbia/HCA Healthcare                                       232,000               7,322,500
                                                                               --------------
                                                                                   13,694,825
                                                                               --------------
HOUSEHOLD FURNITURE & APPLIANCES 1.55%
Whirlpool Corp                                                100,000               5,725,000
                                                                               --------------
HOUSEHOLD PRODUCTS 1.61%
Kimberly-Clark Corp                                           125,000               5,929,688
                                                                               --------------
INSURANCE 8.78%
American General                                              100,000               4,818,750
American International Group                                   42,750               4,034,531
General Re                                                     23,000               4,459,125
Jefferson-Pilot Corp                                           57,575               4,005,061
Loews Corp                                                     50,000               5,096,875
SAFECO Corp                                                   110,000               5,403,750
Torchmark Corp                                                120,000               4,522,500
                                                                               --------------
                                                                                   32,340,592
                                                                               --------------
INSURANCE BROKERS 1.11%
Marsh & McLennan                                               60,000               4,095,000
                                                                               --------------
INVESTMENT BANK/BROKER FIRM 0.67%
Salomon Inc                                                    41,000               2,454,875
                                                                               --------------
MACHINERY 1.87%
Dover Corp                                                    100,000               6,906,250
                                                                               --------------
MANUFACTURING 1.34%
York International                                            110,000               4,936,250
                                                                               --------------
OFFICE EQUIPMENT & SUPPLIES 2.58%
Pitney-Bowes Inc                                               45,600               3,482,700
Xerox Corp                                                     80,000               6,040,000
                                                                               --------------
                                                                                    9,522,700
                                                                               --------------
OIL & GAS RELATED 5.80%
Amoco Corp                                                     55,000               5,200,938
Exxon Corp                                                     70,550               4,316,778
Norsk Hydro AS Sponsored ADR                                   60,000               3,221,250
Repsol SA Sponsored ADR                                       105,400               4,150,125
Royal Dutch Petroleum New York
   Registry 1.25 Gldr Shrs                                     88,304               4,481,428
                                                                               --------------
                                                                                   21,370,519
                                                                               --------------






PAPER & FOREST PRODUCTS 1.25%
Hanson PLC Sponsored ADR                                       50,000               1,200,000
Westvaco Corp                                                 100,050               3,389,194
                                                                               --------------
                                                                                    4,589,194
                                                                               --------------
POLLUTION CONTROL 1.04%
Waste Management                                              120,000               3,840,000
                                                                               --------------
PUBLISHING 1.48%
Dun & Bradstreet                                              195,000               5,460,000
                                                                               --------------
RAILROADS 1.50%
Illinois Central Series A                                     165,000               5,537,813
                                                                               --------------
RESTAURANTS 1.20%
McDonald's Corp                                                93,300               4,414,256
                                                                               --------------
RETAIL 3.61%
Dillard's Department Store Class A                            115,000               4,600,000
Rite Aid                                                      100,000               5,006,250
Wal-Mart Stores                                               103,900               3,688,450
                                                                               --------------
                                                                                   13,294,700
                                                                               --------------
TELEPHONE 1.56%
Southern New England
   Telecommunications                                         150,000               5,737,500
                                                                               --------------
TEXTILE - APPAREL
   MANUFACTURING 1.82%
Unifi Inc                                                     175,000               6,715,625
                                                                               --------------
TEXTILE - HOME FURNISHINGS 0.53%
Shaw Industries                                               175,000               1,957,813
                                                                               --------------
TOBACCO 2.69%
Fortune Brands                                                120,000               4,125,000
Philip Morris                                                 132,200               5,767,225
                                                                               --------------
                                                                                    9,892,225
                                                                               --------------
TOYS 1.68%
Mattel Inc                                                    185,000               6,185,938
                                                                               --------------
TOTAL INVESTMENT
   SECURITIES AT VALUE  100.00%
   (Cost $266,169,020)
   (Cost for Income Tax Purposes
   $266,932,603)                                                               $  368,386,557
                                                                               ==============


*  Security is non-income producing.

See Notes to Financial Statements

INVESCO Value Trust
STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997

                                                               Intermediate
                                                                Government            Total Return            Value Equity
                                                                Bond Fund                 Fund                    Fund
                                                                -----------------------------------------------------------

ASSETS
Investment Securities:
   At Cost~                                                     $44,417,906          $1,436,182,395            $266,169,020
                                                                ===========================================================
   At Value~                                                    $44,725,120          $1,833,030,425            $368,386,557
Cash                                                                  3,581                 479,725                 448,905
Receivables:
   Investment Securities Sold                                             0                       0                 489,217
   Fund Shares Sold                                                  68,338               7,871,403                 765,461
   Dividends and Interest                                           502,554               9,363,419                 736,777
Prepaid Expenses and Other Assets                                    18,270                 122,756                  44,838
                                                                -----------------------------------------------------------
TOTAL ASSETS                                                     45,317,863           1,850,867,728             370,871,755
                                                                -----------------------------------------------------------
LIABILITIES
Payables:
   Distributions to Shareholders                                     15,084                 209,466                  33,657
   Fund Shares Repurchased                                          856,839               5,043,497               1,063,767
Accrued Expenses and Other Payables                                   5,272                  20,660                   8,711
                                                                -----------------------------------------------------------
TOTAL LIABILITIES                                                   877,195               5,273,623               1,106,135
                                                                -----------------------------------------------------------
Net Assets at Value                                             $44,440,668          $1,845,594,105            $369,765,620
                                                                ===========================================================
NET ASSETS
Paid-in Capital                                                 $44,705,750          $1,430,960,585            $249,058,417
Accumulated Undistributed
   Net Investment Income (See Note 1)                                     0                 106,017                  17,483
Accumulated Undistributed Net Realized
   Gain (Loss) on Investment Securities
   and Foreign Currency Transactions                               (572,296)             17,679,473              18,472,183
Net Appreciation of Investment
   Securities (See Notes 1)                                         307,214             396,848,030             102,217,537
                                                                -----------------------------------------------------------
Net Assets at Value                                             $44,440,668          $1,845,594,105            $369,765,620
                                                                ===========================================================
Shares Outstanding*                                               3,572,904              66,466,489              13,063,984
Net Asset Value, Offering and Redemption
   Price per Share                                                   $12.44                  $27.77                  $28.30
                                                                ===========================================================

~ Investment securities at cost and value at August 31, 1997 include repurchase agreements of $1,724,000 and $76,624,000 for Intermediate Government Bond and Total Return Funds, respectively.

* The Trust has one class of shares which may be divided into different series, each representing an interest in a separate Fund. At August 31, 1997, there was an unlimited number of authorized Fund shares.

See Notes to Financial Statements

INVESCO Value Trust
STATEMENT OF OPERATIONS
Year Ended August 31, 1997

                                                               Intermediate
                                                                Government            Total Return            Value Equity
                                                                Bond Fund                 Fund                    Fund
                                                               -----------------------------------------------------------

INVESTMENT INCOME
INCOME
Dividends                                                        $        0           $  23,898,737            $  6,243,692
Interest                                                          2,833,739              33,302,056                 931,093
   Foreign Taxes Withheld                                                 0                (548,396)                (50,896)
                                                               ------------------------------------------------------------
   TOTAL INCOME                                                   2,833,739              56,652,397               7,123,889
                                                               ------------------------------------------------------------
EXPENSES
Investment Advisory Fees                                            268,593               9,140,227               2,250,039
Transfer Agent Fees                                                 251,070               2,332,422                 610,115
Administrative Fees                                                  16,715                 224,249                  55,001
Custodian Fees and Expenses                                          13,316                 199,691                  47,971
Professional Fees and Expenses                                       14,225                  60,021                  24,779
Registration Fees and Expenses                                       27,972                 179,562                  59,101
Reports to Shareholders                                               9,430                  59,721                  33,029
Trustees' Fees and Expenses                                           9,671                  65,158                  19,539
Other Expenses                                                        4,322                  62,040                  12,274
                                                               ------------------------------------------------------------
   TOTAL EXPENSES                                                   615,314              12,323,091               3,111,848
   Fees and Expenses Absorbed by
   Investment Adviser                                              (159,761)                      0                      0
   Fees and Expenses Paid Indirectly                                 (7,109)               (167,273)                (34,115)
                                                               ------------------------------------------------------------
     NET EXPENSES                                                   448,444              12,155,818               3,077,733
                                                               ------------------------------------------------------------
NET INVESTMENT INCOME                                             2,385,295              44,496,579               4,046,156
                                                               ------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on
   Investment Securities
   and Foreign Currency Transactions                                126,618              20,361,309              20,055,067
Change in Net Appreciation/Depreciation
   of Investment Securities and
   Foreign Currency Transactions                                    348,594             269,713,544              57,254,344
                                                               ------------------------------------------------------------
NET GAIN ON INVESTMENT SECURITIES                                   475,212             290,074,853              77,309,411
                                                               ------------------------------------------------------------
Net Increase in Net Assets
   from Operations                                              $ 2,860,507           $ 334,571,432            $ 81,355,567
                                                               ============================================================

See Notes to Financial Statements

INVESCO Value Trust
STATEMENT OF CHANGES IN NET ASSETS
Year Ended August 31

                                                               Intermediate Government
                                                                     Bond Fund                     Total Return Fund
                                                         --------------------------------   --------------------------------
                                                              1997              1996              1997              1996

OPERATIONS
Net Investment Income                                    $  2,385,295      $  2,274,936     $  44,496,579     $  29,217,334
Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                                               126,618           416,138        20,361,309         6,273,916
Change in Net Appreciation
   (Depreciation) of Investment
   Securities and Foreign Currency
   Transactions                                               348,594        (1,505,858)      269,713,544        48,298,544
                                                         -------------------------------   ---------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          2,860,507         1,185,216       334,571,432        83,789,794
                                                         -------------------------------   ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                      (2,385,295)       (2,261,908)      (44,405,999)      (29,200,386)
Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                                                     0                 0        (4,314,901)       (4,352,151)
                                                         -------------------------------   ---------------------------------
TOTAL DISTRIBUTIONS                                        (2,385,295)       (2,261,908)      (48,720,900)      (33,552,537)
                                                         -------------------------------   ---------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                              26,474,792        28,705,527       997,370,885       609,919,491
Reinvestment of Distributions                               2,208,130         2,132,961        47,962,510        32,908,763
                                                         -------------------------------   ---------------------------------
                                                           28,682,922        30,838,488     1,045,333,395       642,828,254
Amounts Paid for Repurchases of Shares                    (24,665,970)      (27,152,636)     (517,740,980)     (224,382,843)
                                                         -------------------------------   ---------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                  4,016,952         3,685,852       527,592,415       418,445,411
                                                         -------------------------------   ---------------------------------
Total Increase in Net Assets                                4,492,164         2,609,160       813,442,947       468,682,668
NET ASSETS
Beginning of Period                                        39,948,504        37,339,344     1,032,151,158       563,468,490
                                                         -------------------------------   ---------------------------------
End of Period                                            $ 44,440,668      $ 39,948,504    $1,845,594,105    $1,032,151,158
                                                         ===============================   =================================
Accumulated Undistributed Net Investment
   Income Included in Net Assets at
   End of Period (See Note 1)                                       0                 0           106,017            11,343

                        --------------------------------------------------------------






FUND SHARE TRANSACTIONS
Shares Sold                                                 2,132,651         2,283,726        39,163,785        27,294,383
Shares Issued from Reinvestment
   of Distributions                                           178,829           169,140         1,844,859         1,459,274
                                                         -------------------------------   ---------------------------------
                                                            2,311,480         2,452,866        41,008,644        28,753,657
Shares Repurchased                                         (1,985,434)       (2,159,851)      (20,216,862)       (9,971,539)
                                                         -------------------------------   ---------------------------------
Net Increase in Fund Shares                                   326,046           293,015        20,791,782        18,782,118
                                                         ===============================   =================================

See Notes to Financial Statements

INVESCO Value Trust
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
Year Ended August 31

                                                                Value Equity Fund
                                                         -------------------------------
                                                              1997              1996

OPERATIONS
Net Investment Income                                    $  4,046,156      $  3,014,041
Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                                            20,055,067         4,119,794
Change in Net Appreciation of
   Investment Securities and Foreign
   Currency Transactions                                   57,254,344        20,794,083
                                                         -------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         81,355,567        27,927,918
                                                         -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                      (4,071,368)       (2,995,302)
Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                                            (5,507,949)       (3,086,946)
                                                         -------------------------------
TOTAL DISTRIBUTIONS                                        (9,579,317)       (6,082,248)
                                                         -------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                             517,380,902       214,313,579
Reinvestment of Distributions                               9,315,225         5,906,003
                                                         -------------------------------
                                                          526,696,127       220,219,582
Amounts Paid for Repurchases of Shares                   (428,752,415)     (195,190,483)
                                                         -------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                 97,943,712        25,029,099
                                                         ------------------------------
Total Increase in Net Assets                              169,719,962        46,874,769
NET ASSETS
Beginning of Period                                       200,045,658       153,170,889
                                                         ------------------------------
End of Period                                            $369,765,620      $200,045,658
                                                         ===============================
Accumulated Undistributed Net
   Investment Income Included in
   Net Assets at End of Period                           $     17,483      $     42,661

                              -------------------------------------






FUND SHARE TRANSACTIONS
Shares Sold                                                20,198,347         9,902,174
Shares Issued from Reinvestment
   of Distributions                                           378,067           277,102
                                                         -------------------------------
                                                           20,576,414        10,179,276
Shares Repurchased                                        (16,506,962)       (9,026,840)
                                                         -------------------------------
Net Increase in Fund Shares                                 4,069,452         1,152,436
                                                         ===============================

See Notes to Financial Statements

INVESCO Value Trust
NOTES TO FINANCIAL STATEMENTS
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Value Trust (the "Trust") is organized under the laws of the Commonwealth of Massachusetts and presently consists of three separate Funds: Intermediate Government Bond Fund, Total Return Fund and Value Equity Fund. The investment objective of each Fund is to achieve a high total return on investments through capital appreciation and current income. The Trust is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Trust's trustees.
         Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Trust's trustees. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.
         Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
         If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Trust's trustees.
         Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
         Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.
B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Trust are fully collateralized by U.S. Government securities and such collateral is in the possession of the Trust's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.
         Mortgage paydown gain/loss is treated as ordinary income for tax purposes and is included in interest income on the Statement of Operations.
         Effective September 1, 1996, the Trust began accruing income using the effective interest method which includes amortizing premiums on purchases of portfolio securities as adjustments to income. This method of recording income more closely reflects the economics of holding and disposing of debt instruments. Prior to September 1, 1996, the Trust accrued coupon interest income, market discount and original issue discount and accounted for purchased premiums as capital gains or losses when realized upon disposition of the associated security. The cumulative effect of applying this accounting change was to decrease accumulated undistributed net investment income and increase net unrealized appreciation of investment securities by $195,484 and $1,919,380 for Intermediate Government Bond and Total Return Funds, respectively. Such accounting change had no effect on net asset value per share.
         The Trust's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes.
         Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the United States.
D. FEDERAL AND STATE TAXES - The Trust has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At August 31, 1997, Intermediate Government Bond Fund had $411,995, $16,031 and $8,387 in net capital loss carryovers which expire in the years 2003, 2004 and 2005, respectively.
         To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.
         Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended August 31, 1997, 44.31% for Total Return Fund and 89.87% for Value Equity Fund qualified for the dividends received deduction available to the Trust's corporate shareholders.
         Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
E.  DIVIDENDS AND  DISTRIBUTIONS  TO  SHAREHOLDERS  - For Total Return and Value
    Equity Funds, dividends and distributions to shareholders are recorded on the ex dividend/distribution date. All of Intermediate Government Bond Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the ex dividend date. The Trust distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discounts, amortized premiums, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.
         For the year ended August 31, 1997, the effects of such differences were as follows:

                                                                Accumulated
                                              Accumulated     Undistributed
                                            Undistributed      Net Realized
                                           Net Investment           Gain on           Paid-In
Fund                                               Income       Investments           Capital
---------------------------------------------------------------------------------------------

Intermediate Government Bond Fund                $195,484        $(195,484)                 -
Total Return Fund                               1,923,474       (1,919,376)         $ (4,098)
Value Equity Fund                                      34              (34)                 -

     Net Investment income, net realized gains and net assets were not affected.
F. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
         Under an agreement between each Fund and the Trust's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Transfer Agent Fees are reduced by credits earned by each Fund from security brokerage transactions under certain broker/service agreements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.
         For the year ended August 31, 1997, Fees and Expenses Paid Indirectly consisted of the following:

                                                 Custodian Fees        Transfer
Fund                                              and Expenses        Agent Fees
--------------------------------------------------------------------------------
Intermediate Government Bond Fund                   $ 7,109           $     0
Total Return Fund                                    91,539            75,734
Value Equity Fund                                    34,103                12

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Trust's investment adviser. As compensation for its services to the Trust, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                  AVERAGE NET ASSETS
                                     -------------------------------------------
                                      $0 to       $500 Million            Over
                                      $500            to $1                $1
Fund                                 Million         Billion             Billion
--------------------------------------------------------------------------------
Intermediate Government Bond Fund     0.60%           0.50%               0.40%
Total Return Fund                     0.75%           0.65%               0.50%
Value Equity Fund                     0.75%           0.65%               0.50%

     In accordance with a Sub-Advisory Agreement between IFG and INVESCO Capital Management, Inc. ("ICM"), an affiliate of IFG, investment decisions of the Trust are made by ICM. Fees for such sub-advisory services are paid by IFG.
     In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
     IFG receives a transfer agent fee at an annual rate of $20.00 for Total Return and Value Equity Funds, and $26.00 for Intermediate Government Bond Fund per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
     IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Intermediate Government Bond Fund.
NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended August 31, 1997, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                        Purchases                  Sales
--------------------------------------------------------------------------------
Total Return Fund                         $334,924,181            $ 57,764,719
Value Equity Fund                          206,698,944             104,495,742

    For the year ended August 31, 1997, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

Fund                                        Purchases                  Sales
--------------------------------------------------------------------------------
Intermediate Government Bond Fund         $ 23,299,219             $20,977,579
Total Return Fund                          153,243,664                       0

NOTE 4 - APPRECIATION AND DEPRECIATION. At August 31, 1997, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                                 Gross             Gross              Net
Fund                                         Appreciation      Depreciation      Appreciation
---------------------------------------------------------------------------------------------

Intermediate Government Bond Fund            $    291,356        $  128,020      $    163,336
Total Return Fund                             402,842,089         8,463,914       394,378,175
Value Equity Fund                             104,888,866         3,434,912       101,453,954

NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Trust's officers and trustees are also officers and directors of IFG or ICM.
    The Trust has adopted an unfunded deferred compensation plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
    Pension expenses for the year ended August 31, 1997, included in Trustees' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                 Unfunded
                                                  Pension        Accrued             Pension
Fund                                             Expenses     Pension Costs         Liability
---------------------------------------------------------------------------------------------

Intermediate Government Bond Fund                 $   605           $ 1,477           $ 3,190
Total Return Fund                                  13,333            21,712            47,585
Value Equity Fund                                   2,824             6,172            13,351

NOTE 6 - LINE OF CREDIT. The Trust has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At August 31, 1997, there were no such borrowings.

INVESCO Value Trust
FINANCIAL HIGHLIGHTS
 (For a Fund Share Outstanding Throughout Each Period)

                                                                                                    Period         Year
                                                                                                     Ended         Ended
                                                           Year Ended August 31                    August 31    December 31
                                        ------------------------------------------------------     ----------   ------------
                                            1997           1996           1995           1994          1993^           1992

                                          Intermediate Government Bond Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                    $12.30         $12.64         $12.16         $13.25         $12.68         $12.89
                                        ------------------------------------------------------     ----------   ------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                       0.66           0.73           0.73           0.70           0.48           0.90
Net Gains or (Losses) on
   Securities (Both Realized
   and Unrealized)                          0.14          (0.34)          0.48          (0.75)          0.57          (0.16)
                                        ------------------------------------------------------     ----------   ------------
Total from Investment
   Operations                               0.80           0.39           1.21          (0.05)          1.05           0.74
                                        ------------------------------------------------------     ----------   ------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income+                       0.66           0.73           0.73           0.70           0.48           0.90
Distributions from
   Capital Gains                            0.00           0.00           0.00           0.34           0.00           0.05
                                        ------------------------------------------------------     ----------   ------------
Total Distributions                         0.66           0.73           0.73           1.04           0.48           0.95
                                        ------------------------------------------------------     ----------   ------------
Net Asset Value -
   End of Period                          $12.44         $12.30         $12.64         $12.16         $13.25         $12.68
                                        ======================================================     ==========   ============
TOTAL RETURN                               6.64%          3.12%         10.36%        (0.37%)         8.38%*          6.03%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                        $44,441        $39,949        $37,339        $31,861        $39,384        $29,649
Ratio of Expenses to
   Average Net Assets #                   1.02%@         1.15%@          1.20%          1.07%         0.96%~          0.97%
Ratio of Net Investment
   Income to Average
   Net Assets#                             5.32%          5.81%          6.04%          5.58%         5.48%~          6.38%
Portfolio Turnover Rate                      37%            63%            92%            49%           34%*            93%

^ From January 1, 1993 to August 31, 1993.

+ Distributions in excess of net investment income for the year ended August 31, 1994, aggregated less than $0.01 on a per share basis.

* Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
  representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the years ended August 31, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.37% and 1.24%, respectively, and ratio of net investment income to average net assets would have been 4.97% and 5.72%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

INVESCO Value Trust
FINANCIAL HIGHLIGHTS (CONTINUED)
 (For a Fund Share Outstanding Throughout Each Period)

                                                                                                      Period           Year
                                                                                                       Ended          Ended
                                                               Year Ended August 31                August 31    December 31
                                         ----------------------------------------------------      ---------    -----------
                                            1997           1996           1995           1994          1993^           1992

                                         Total Return Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                    $22.60         $20.95         $18.54         $18.27         $17.18         $16.43
                                          ---------------------------------------------------      ---------    -----------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                       0.77           0.73           0.72           0.69           0.40           0.66
Net Gains or (Losses) on
   Securities (Both Realized
   and Unrealized)                          5.26           1.78           2.46           0.60           1.09           0.93
                                          ---------------------------------------------------      ---------    -----------
Total from Investment
   Operations                               6.03           2.51           3.18           1.29           1.49           1.59
                                          ---------------------------------------------------      ---------    -----------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                        0.77           0.73           0.72           0.60           0.40           0.65
In Excess of Net Investment
   Income+                                  0.00           0.00           0.00           0.09           0.00           0.00
Distributions from
   Capital Gains                            0.09           0.13           0.05           0.17           0.00           0.19
In Excess of Capital Gains                  0.00           0.00           0.00           0.16           0.00           0.00
                                          ---------------------------------------------------      ---------    -----------
Total Distributions                         0.86           0.86           0.77           1.02           0.40           0.84
                                          ---------------------------------------------------      ---------    -----------
Net Asset Value -
   End of Period                          $27.77         $22.60         $20.95         $18.54         $18.27          17.18
                                          ===================================================      =========    ===========

TOTAL RETURN                              27.01%         12.06%         17.54%          7.22%          8.72%*         9.84%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                     $1,845,594     $1,032,151       $563,468       $292,765       $220,224       $137,196
Ratio of Expenses to
   Average Net Assets                      0.86%@         0.89%@         0.95%          0.96%          0.93%~         0.88%






Ratio of Net Investment
   Income to Average
   Net Assets                              3.11%          3.44%          3.97%          3.31%          3.51%~         4.06%
Portfolio Turnover Rate                       4%            10%            30%            12%            19%*           13%
Average Commission
   Rate Paid^^                        $   0.0520     $   0.0539              -              -              -              -

^  From January 1, 1993 to August 31, 1993.

+ Distributions in excess of net income for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

@ Ratio is based on Total Expenses of the Fund, which is before any offset arrangements.

~  Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

INVESCO Value Trust
FINANCIAL HIGHLIGHTS (CONTINUED)
 (For a Fund Share Outstanding Throughout Each Period)

                                                                                                    Period         Year
                                                                                                     Ended         Ended
                                                          Year Ended August 31                     August 31    December 31
                                         ----------------------------------------------------     ----------    -----------
                                            1997           1996           1995           1994          1993^           1992

                                         Value Equity Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                    $22.24         $19.53         $18.12         $17.79         $16.91         $16.57
                                          ---------------------------------------------------     ----------    -----------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                       0.35           0.35           0.39           0.36           0.24           0.36
Net Gains on Securities
   (Both Realized and
   Unrealized)                              6.62           3.09           2.58           1.20           0.88           0.45
                                          ---------------------------------------------------     ----------    -----------
Total from Investment
   Operations                               6.97           3.44           2.97           1.56           1.12           0.81
                                          ---------------------------------------------------     ----------    -----------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                        0.35           0.35           0.39           0.31           0.24           0.34
In Excess of Net
   Investment Income                        0.00           0.00           0.00           0.04           0.00           0.00
Distributions from
   Capital Gains                            0.56           0.38           1.17           0.88           0.00           0.13
                                          ---------------------------------------------------     ----------    -----------
Total Distributions                         0.91           0.73           1.56           1.23           0.24           0.47
                                          ---------------------------------------------------     ----------    -----------
Net Asset Value -
   End of Period                          $28.30         $22.24         $19.53         $18.12         $17.79         $16.91
                                          ===================================================     ==========    ===========

TOTAL RETURN                              32.04%         17.77%         17.84%          9.09%         6.65%*          4.98%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                       $369,766       $200,046       $153,171       $111,850        $81,914        $78,609
Ratio of Expenses to
   Average Net Assets                      1.04%@         1.01%@         0.97%          1.01%          1.00%~         0.91%
Ratio of Net Investment
   Income to Average
   Net Assets                              1.35%          1.64%          2.17%          1.80%          2.07%~         2.19%
Portfolio Turnover Rate                      37%            27%            34%            53%            35%*           37%
Average Commission Rate Paid^^            0.0538         0.0589              -              -              -              -

^  From January 1, 1993 to August 31, 1993.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

@ Ratio is based on Total Expenses of the Fund, which is before any expenses offset arrangements.

~  Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of INVESCO Value Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Intermediate Government Bond Fund, INVESCO Total Return Fund and INVESCO Value Equity Fund (constituting INVESCO Value Trust, hereafter referred to as the "Fund") at August 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP

Denver, Colorado
October 8, 1997

                               FAMILY OF FUNDS

                                                                     Newspaper
Fund Name                         Fund Code       Ticker Symbol     Abbreviation
--------------------------------------------------------------------------------
International
International Growth                  49               FSIGX            IntlGr
Asian Growth                          41               IVAGX            AsianGr
European                              56               FEURX             Europ
European Small Company                37               IVECX           EuroSmCo
Latin American Growth                 34               IVSLX           LatinAmGr
Pacific Basin                         54               FPBSX             PcBas
--------------------------------------------------------------------------------
Sector
Energy                                50               FSTEX             Enrgy
Environmental Services                59               FSEVX            Envirn
Financial Services                    57               FSFSX            FinSvc
Gold                                  51               FGLDX             Gold
Health Sciences                       52               FHLSX            HlthSc
Leisure                               53               FLISX            Leisur
Realty                                42               IVSRX            Realty
Technology                            55               FTCHX             Tech
Utilities                             58               FSTUX             Util
Worldwide Capital Goods               38               ISWGX            WldCap
Worldwide Communications              39               ISWCX            WldCom
--------------------------------------------------------------------------------
Capital Appreciation
Growth                                10               FLRFX             Grwth
Dynamics                              20               FIDYX             Dynm
Small Company                         74               IDSCX            DivSmCo
Emerging Growth                       60               FIEGX            Emgrth
--------------------------------------------------------------------------------
Growth & Income
Industrial Income                     15               FIIIX            IndInc
Value Equity                          46               FSEQX             ValEq
Multi-Asset Allocation                70               IMAAX           MulAstAl
Balanced                              71               IMABX              Bal
Total Return                          48               FSFLX            TotRtn
--------------------------------------------------------------------------------
Bond
Short-Term Bond                       33               INIBX            ShTrBd
Intermediate Government Bond          47               FIGBX            IntGov
U.S. Government Securities            32               FBDGX             USGvt
Select Income                         30               FBDSX            SelInc
High Yield                            31               FHYPX             HiYld
--------------------------------------------------------------------------------
Tax-Exempt
Tax-Free Intermediate Bond            36               IVTIX               *
Tax-Free Long-Term Bond               35               FTIFX             TxFre
--------------------------------------------------------------------------------

Money Market
U.S. Government Money Fund            44               FUGXX           InvGvtMF
Cash Reserves                         25               FDSXX            InvCshR
Tax-Free Money Fund                   40               FFRXX          InvTaxFree

* This fund does not meet size requirements to be assigned a ticker symbol in newspaper listings.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO FUNDS

INVESCO Distributors, Inc., (SM)
Distributor (formerly INVESCO
Funds Group, Inc., Distributor)
Post Office Box 173706
Denver, CO 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

If you're in Denver, visit one of our
convenient Investor Centers:
Cherry Creek,
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level